Equity-based Compensation - Assumptions Used in Calculating Fair Value of Options (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Expense, Tax Benefit	$ 17,986	$ 15,066	$ 8,479